Management of financial risk (Tables)	12 Months Ended
Dec. 31, 2020
Management of financial risk
Schedule of reasonably possible movements in key variables with all other variables held constant, showing the post tax impact on profit and equity

	At December 31,			At December 31,
	2018	2019	2020	2018	2019	2020
	Impact on post tax			Impact on other
	profit			components of equity
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
USD+5%	20,636	21,776	52,506	240,809	326,722	618,581
USD−5%	(20,636)	(21,776)	(52,506)	(240,809)	(326,722)	(618,581)

Schedule for Tabular Disclosure of Contract Asset and Trade Receivable [Table Text Block]

	As at December 31, 2019
	RMB'000	RMB'000	RMB'000
	Trade	Contract
	receivables	assets	Total
Gross carrying amount
Applying simplified approach (*1)	738,004	173,292	911,296
Applying three-stage approach (*2)	—	98,863	98,863
	738,004	272,155	1,010,159

Loss allowance
Applying simplified approach (*1)	27,881	18,063	45,944
Applying three-stage approach (*2)	—	1,818	1,818
	27,881	19,881	47,762

	As at December 31, 2020
	RMB'000	RMB'000	RMB'000
	Trade	Contract
	receivables	assets	Total
Gross carrying amount
Applying simplified approach (*1)	881,147	317,113	1,198,260
Applying three-stage approach (*2)	—	12,300	12,300
	881,147	329,413	1,210,560

Loss allowance
Applying simplified approach (*1)	42,457	54,786	97,243
Applying three-stage approach (*2)	—	9	9
	42,457	54,795	97,252

Schedule of impairment loss allowance

	As at December 31, 2019
	Related	Up to	1 year to	2 year to	Above 3
	parties	1 year	2 year	3 year	years	Total
Expected loss rate	—	4.93%	13.80%	26.37%	96.75%	5.04%

Gross carrying amount of trade receivables and contract assets applying simplified approach	295,944	555,018	43,859	4,809	11,666	911,296

Loss allowance of trade receivables and contract assets applying simplified approach*	—	27,335	6,054	1,268	11,287	45,944

	As at December 31, 2020
	Related	Up to	1 year to	2 year to	Above
	parties	1 year	2 year	3 year	3 years	Total
Expected loss rate	—	6.36%	32.93%	78.49%	98.70%	8.12%

Gross carrying amount of trade receivables and contract assets applying simplified approach	516,765	554,889	88,524	23,655	14,427	1,198,260

Loss allowance of trade receivables and contract assets applying simplified approach	—	35,286	29,151	18,566	14,240	97,243

Credit risk exposure of other receivables is mainly from financial guarantee fee receivables

	As at December 31,
	2019	2020
Financial guarantee fee receivables	RMB’000	RMB’000
Gross carrying amount
Stage 1	51,073	91
Stage 2	4,223	83
	55,296	174
Loss allowance
Stage 1	3,976	7
Stage 2	3,359	67
	7,335	74

Schedule of financial assets measured at amortized cost from banking operations

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Gross carrying amount
Stage 1	—	602,291
	—	602,291

Loss allowance
Stage 1	—	(711)
	—	(711)

Schedule of analysis of the maximum credit risk exposure from financial guarantee contracts

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Stage 1	427,346	5,275
Stage 2	39,895	1,328
	467,241	6,603

Schedule of undiscounted contractual cash flows

	As at December 31, 2019
	Within	1 to 5
	1 year	years	Total
	RMB’000	RMB’000	RMB’000
Short‑term borrowings	3,269,337	—	3,269,337
Trade and other payables	671,461	435,618	1,107,079
— Including: lease liabilities	111,012	102,545	213,557
Non‑derivative financial liabilities:	3,940,798	435,618	4,376,416

Gross settled (foreign currency swaps)
— (inflow)	(2,038,696)	—	(2,038,696)
— outflow	2,041,378	—	2,041,378
Derivative financial liabilities	2,682	—	2,682

Total	3,943,480	435,618	4,379,098

Financial guarantees
Maximum guarantee exposure*	467,241	—	467,241

	As at December 31, 2020
	Within	1 to 5
	1 year	years	Total
	RMB’000	RMB’000	RMB’000
Short‑term borrowings	2,312,504	—	2,312,504
Trade and other payables	834,600	424,701	1,259,301
— Including: lease liabilities	90,098	50,596	140,694
Customer deposits	405,853	—	405,853
Non‑derivative financial liabilities:	3,552,957	424,701	3,977,658

Gross settled (foreign currency swaps)
— (inflow)	(1,939,843)	—	(1,939,843)
— outflow	2,105,723	—	2,105,723
Derivative financial liabilities	165,880	—	165,880

Total	3,718,837	424,701	4,143,538

Financial guarantees
Maximum guarantee exposure*	6,603	—	6,603

*The maximum guarantee exposure represents the total amount of liability should all borrowers under financial guarantee contracts default. Since a significant portion of guarantee is expected to expire without being called upon, the maximum liabilities do not represent expected future cash outflows.

Schedule of fair value measurement hierarchy of the Group's financial assets and liabilities

	As at December 31, 2019
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss (Note 21)	—	1,689,529	1,438	1,690,967
Financial assets at fair value through other comprehensive income (Note 16)	388,448	—	5,000	393,448

Financial liabilities
Derivative financial liabilities	—	2,682	—	2,682

	As at December 31, 2020
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss (Note 21)	—	1,487,195	676	1,487,871
Financial assets at fair value through other comprehensive income (Note 16)	16,828	—	5,000	21,828

Financial liabilities
Derivative financial liabilities	—	165,880	—	165,880

Schedule of movements of Level 3 financial instruments measured at fair value

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Beginning of the year	5,000	5,000	6,438
Additions	—	1,438	—
Gains/(losses) recognised in other gain	—	—	(762)
End of the year	5,000	6,438	5,676

Trade receivable and contract asset
Management of financial risk
Schedule of movements in the impairment loss allowance

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	(13,128)	(45,944)
Additions of impairment loss	—	(34,243)	(128,437)
Addition from acquisition of subsidiary	(13,681)	(2,186)	—
Reversal of impairment loss	553	531	9,494
Write-off	—	3,082	67,644
End of the year	(13,128)	(45,944)	(97,243)

Contract assets of transaction based and support service
Management of financial risk
Schedule of impairment loss allowance

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Gross carrying amount
Stage 1	98,364	12,290
Stage 2	499	10
	98,863	12,300
Loss allowance
Stage 1	1,421	1
Stage 2	397	8
	1,818	9

Schedule of movements in the impairment loss allowance

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	(1,960)	(1,818)
Additions of impairment loss	(2,826)	(6,741)	(12,296)
Addition from acquisition of subsidiary	(476)	(570)	—
Reversal of impairment loss	—	151	—
Write‑off	1,342	7,302	14,105
End of the year	(1,960)	(1,818)	(9)